Interest income and expense	12 Months Ended
Dec. 31, 2025
Interest Income (Expense) [Abstract]
Interest income and expense	6 Interest income and expense

	2025			2024			2023
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total	Amortised Cost	FVTPL	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Interest Income
Financial institutions[1]	290.3	—	290.3	309.0	—	309.0	261.0	—	261.0
Exchanges[2]	202.9	22.3	225.2	156.1	27.6	183.7	108.1	21.7	129.8
Securities[3]	248.8	—	248.8	220.0	—	220.0	179.7	—	179.7
Clients[4]	148.5	—	148.5	52.0	0.5	52.5	21.3	—	21.3
	890.5	22.3	912.8	737.1	28.1	765.2	570.1	21.7	591.8

Interest expense
Clients[5]	(272.1)	(0.5)	(272.6)	(256.8)	(0.3)	(257.1)	(216.7)	—	(216.7)
Borrowings and debt issued[6]	(102.2)	(223.7)	(325.9)	(47.1)	(170.4)	(217.5)	(37.6)	(142.2)	(179.8)
Exchanges[7]	(90.7)	—	(90.7)	(40.0)	—	(40.0)	(36.3)	—	(36.3)
Securities[8]	(65.7)	—	(65.7)	(20.0)	—	(20.0)	(35.0)	—	(35.0)
Lease interest expense	(5.3)	—	(5.3)	(3.5)	—	(3.5)	(2.4)	—	(2.4)
	(536.0)	(224.2)	(760.2)	(367.4)	(170.7)	(538.1)	(328.0)	(142.2)	(470.2)
Net interest income	354.5	(201.9)	152.6	369.7	(142.6)	227.1	242.1	(120.5)	121.6
1.Interest income from financial institutions includes interest earned from banks from cash and cash equivalents on client money and the Group's own cash and cash equivalents.
2.Interest income from deposits placed at exchanges, clearing houses, and intermediary brokers placed at these counterparties to facilitate transactional activity. Interest income is calculated using a deposit rate linked to the benchmark interest rates.
3.Securities interest income primarily arising from US Treasuries held as collateral for securities purchased under agreements to resell, and securities segregated under
Federal and other regulation and interest income from the Group's stock lending activities within the Group's held to collect business model.
4.Interest income from clients is the result of credit lines offered to clients.
5.Interest expense includes interest paid to clients on cash deposited with the Group by clients.
6.Interest expense from debt securities includes the interest component on structured notes and the coupons for Group issuance. Interest expense from Group Issuance was
$99.4m (2024: $44.7m; 2023: $33.4m) and interest expense on structured notes was $223.7m (2024: $170.4m; 2023: $142.2m). Structured notes are measured at fair value through profit or loss.
7.Interest expense from balances placed at exchanges, clearing houses, and intermediary brokers placed at these counterparties to facilitate transactional activity. Interest expense is calculated using an internal deposit rate linked to the benchmark interest rates.
8.Securities expense primarily relates to interest expenses on stock lending transactions initiated to fund customer positions and interest expense from the Group's stock lending activities within the Group's held to collect business model.